CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 26,394	$ 31,397
Accounts receivable, net of allowances of $4,930 and $3,121, respectively	51,578	42,085
Prepaid and other current assets	3,698	2,943
Income tax receivable	2,078	474
Total current assets	83,748	76,899
Property and equipment, net	19,168	15,016
Goodwill	76,558	44,904
Intangible assets, net	66,228	46,447
Deferred tax assets	0	18,948
Other assets	889	206
Total assets	246,591	202,420
Current liabilities:
Accounts payable	42,073	37,191
Accrued expenses and other current liabilities	9,473	9,886
Current portion of long-term debt	2,250	7,967
Income taxes payable	103	1,413
Tax Receivable Agreement liability - current	1,310	510
Contingent consideration payable - current	7,370	0
Deferred acquisitions consideration payable - current	4,785	0
Total current liabilities	67,364	56,967
Long-term debt	215,505	193,591
Tax Receivable Agreement liability - non-current	0	15,760
Deferred tax liabilities	4,786	7,024
Private Placement Warrant liabilities	3,960	22,080
Contingent consideration payable - non-current	1,069	0
Other non-current liabilities	1,725	2,683
Total liabilities	294,409	298,105
Commitments and Contingencies (Note 16)
Stockholders' deficit:
Preferred stock, $0.0001 par value, 100,000 shares authorized; none issued and outstanding at December 31, 2021	0	0
Additional paid-in capital	(25,239)	(48,027)
Retained earnings	(944)	(3,146)
Total stockholders' deficit	(26,177)	(51,167)
Non-controlling interest	(21,641)	(44,518)
Total deficit	(47,818)	(95,685)
Total liabilities and deficit	246,591	202,420
Common Class A
Stockholders' deficit:
Common stock	3	3
Common Class B
Stockholders' deficit:
Common stock	3	3
Class C common stock
Stockholders' deficit:
Common stock	$ 0	$ 0